UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Limited Duration Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Limited Duration Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
	Asset-Backed Securities		(000)	Value
	Ford Credit Auto Owner Trust Series 2009-A
	Class A3B, 2.844%, 5/15/13 (a)	USD	9,135	$ 9,336,930
	Sterling Bank Trust Series 2004-2 Class Note,
	2.081%, 3/30/30 (b)		19,000	1,312,161
	Sterling Coofs Trust Series 1, 2.362%, 4/15/29 (b)		15,294	1,452,986
	Total Asset-Backed Securities - 2.4%			12,102,077
Industry	Corporate Bonds
Air Freight & Logistics - 0.1%	Park-Ohio Industries, Inc., 8.375%, 11/15/14		905	399,331
Airlines - 0.1%	American Airlines, Inc. Series 99-1, 7.324%,
	4/15/11		520	512,200
Auto Components - 0.1%	Allison Transmission, Inc., 11%, 11/01/15 (c)		135	105,300
	Allison Transmission, Inc., 11.25%,
	11/01/15 (c)(d)		435	291,450
	Lear Corp., 8.75%, 12/01/16		525	136,500
				533,250
Automobiles - 0.1%	Ford Capital BV, 9.50%, 6/01/10		500	425,000
Building Products - 0.1%	CPG International I, Inc., 10.50%, 7/01/13		750	393,750
	Momentive Performance Materials, Inc., 11.50%,
	12/01/16		890	209,150
				602,900
Capital Markets - 0.7%	E*Trade Financial Corp., 12.50%, 11/30/17 (c)(d)		2,656	1,759,766
	Marsico Parent Co., LLC, 10.625%, 1/15/16 (c)		2,651	1,086,910
	Marsico Parent Holdco, LLC, 12.50%,
	7/15/16 (c)(d)		1,071	439,214
	Marsico Parent Superholdco, LLC, 14.50%,
	1/15/18 (c)(d)		733	300,456
				3,586,346
Chemicals - 0.9%	American Pacific Corp., 9%, 2/01/15		1,100	959,750
	Ames True Temper, Inc., 5.131%, 1/15/12 (a)		2,085	1,761,825
	Innophos, Inc., 8.875%, 8/15/14		2,225	1,996,937
	Terra Capital, Inc. Series B, 7%, 2/01/17		15	14,025
				4,732,537
Commercial Services &	Casella Waste Systems, Inc., 9.75%, 2/01/13		2,000	1,660,000
Supplies - 1.2%	DI Finance Series B, 9.50%, 2/15/13		2,326	2,262,035
	Waste Services, Inc., 9.50%, 4/15/14		2,065	1,920,450
				5,842,485
Containers & Packaging - 0.8%	Berry Plastics Holding Corp., 4.504%, 9/15/14 (a)		510	334,050
	Berry Plastics Holding Corp., 8.875%, 9/15/14		465	369,675
	Crown Americas LLC, 7.75%, 11/15/15		885	862,875
	Impress Holdings BV, 4.256%, 9/15/13 (a)(c)		1,370	1,181,625
	Pregis Corp., 12.375%, 10/15/13		2,020	1,282,700
				4,030,925
Diversified Financial	Ford Motor Credit Co., 7.375%, 2/01/11		2,800	2,549,627
Services - 1.4%	Ford Motor Credit Co. LLC, 3.889%, 1/13/12 (a)		565	446,350
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		1,665	1,421,818
	GMAC LLC, 6.875%, 8/28/12 (c)		1,731	1,497,315

BlackRock Limited Duration Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	Structured Asset Repackaged Trust, 1.602%,
	1/21/10	USD	1,588	$ 1,412,976
				7,328,086
Diversified Telecommunication	Cincinnati Bell, Inc., 7.25%, 7/15/13		1,330	1,260,175
Services - 3.2%	Deutsche Telekom International Finance BV,
	8.50%, 6/15/10		5,000	5,295,850
	Qwest Communications International, Inc.,
	7.50%, 2/15/14		610	561,200
	Qwest Communications International, Inc.
	Series B, 7.50%, 2/15/14		2,985	2,746,200
	Qwest Corp., 3.879%, 6/15/13 (a)		3,000	2,692,500
	Wind Acquisition Finance SA, 10.75%,
	12/01/15 (c)		1,500	1,575,000
	Windstream Corp., 8.125%, 8/01/13		1,480	1,455,950
	Windstream Corp., 8.625%, 8/01/16		990	972,675
				16,559,550
Electric Utilities - 0.1%	Edison Mission Energy, 7.50%, 6/15/13		345	290,662
	Elwood Energy LLC, 8.159%, 7/05/26		141	114,374
				405,036
Electronic Equipment,	Sanmina-SCI Corp., 8.125%, 3/01/16		1,340	750,400
Instruments & Components - 0.2%
Energy Equipment &	Compagnie Generale de Geophysique-Veritas,
Services - 0.1%	7.50%, 5/15/15		255	233,325
	Compagnie Generale de Geophysique-Veritas,
	7.75%, 5/15/17		420	369,600
	North American Energy Partners, Inc., 8.75%,
	12/01/11		140	116,900
				719,825
Food & Staples Retailing - 0.3%	Rite Aid Corp., 7.50%, 3/01/17		2,170	1,703,450
Gas Utilities - 0.1%	Targa Resources, Inc., 8.50%, 11/01/13		725	518,375
Health Care Equipment &	Biomet, Inc., 10%, 10/15/17		500	511,250
Supplies - 1.1%	DJO Finance LLC, 10.875%, 11/15/14		6,420	5,264,400
				5,775,650
Health Care Providers &	Tenet Healthcare Corp., 9%, 5/01/15 (c)		812	828,240
Services - 0.7%	Tenet Healthcare Corp., 10%, 5/01/18 (c)		332	346,940
	Viant Holdings, Inc., 10.125%, 7/15/17 (c)		2,948	2,225,740
				3,400,920
Hotels, Restaurants &	American Real Estate Partners LP, 8.125%, 6/01/12		5,860	5,303,300
Leisure - 1.8%	American Real Estate Partners LP, 7.125%, 2/15/13		1,480	1,265,400
	Greektown Holdings, LLC, 10.75%, 12/01/13 (c)(e)(f)		1,344	94,080
	Harrah's Operating Co., Inc., 10%, 12/15/15 (c)		720	489,600
	Harrah's Operating Co., Inc., 10%, 12/15/18 (c)		3,231	2,156,692
	Tropicana Entertainment LLC Series WI, 9.625%,
	12/15/14 (e)(f)		375	1,875
				9,310,947
Household Durables - 0.0%	Berkline/BenchCraft, LLC, 4.50%, 11/03/12 (d)(e)(f)		200	-

BlackRock Limited Duration Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
IT Services - 0.3%	iPayment, Inc., 9.75%, 5/15/14	USD	950	$ 515,375
	iPayment Investors LP, 12.75%, 7/15/14 (c)(d)		4,473	1,118,396
				1,633,771
Independent Power Producers &	The AES Corp., 8.75%, 5/15/13 (c)		2,803	2,852,052
Energy Traders - 0.9%	Calpine Construction Finance Co. LP, 8%,
	6/01/16 (c)		1,250	1,189,062
	NRG Energy, Inc., 7.25%, 2/01/14		210	201,075
	NRG Energy, Inc., 7.375%, 2/01/16		475	447,094
				4,689,283
Industrial Conglomerates - 0.6%	Sequa Corp., 11.75%, 12/01/15 (c)		3,210	1,428,450
	Sequa Corp., 13.50%, 12/01/15 (c)(d)		5,314	1,720,289
				3,148,739
Machinery - 0.8%	AGY Holding Corp., 11%, 11/15/14		1,700	1,215,500
	Accuride Corp., 8.50%, 2/01/15		850	250,750
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13		3,125	2,250,000
	Synventive Molding Solutions Sub-Series A,
	14%, 1/14/11		702	280,867
				3,997,117
Marine - 0.1%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		676	517,140
Media - 5.1%	Affinion Group, Inc., 10.125%, 10/15/13		2,825	2,655,500
	CMP Susquehanna Corp., 4.753%, 5/15/14		194	3,880
	Charter Communications Holdings II, LLC,
	10.25%, 9/15/10 (e)(f)		1,155	1,143,450
	Charter Communications Holdings II, LLC
	Series B, 10.25%, 9/15/10 (e)(f)		765	749,700
	Comcast Cable Communications LLC, 6.875%, 6/15/09		6,685	6,696,211
	DIRECTV Holdings LLC, 8.375%, 3/15/13		500	503,750
	EchoStar DBS Corp., 7%, 10/01/13		200	189,000
	EchoStar DBS Corp., 7.125%, 2/01/16		200	184,000
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		1,575	425,250
	Network Communications, Inc., 10.75%, 12/01/13		1,520	304,000
	Nielsen Finance LLC, 10%, 8/01/14		3,695	3,519,487
	ProtoStar I Ltd., 18%, 10/15/12 (c)(e)(f)(g)		3,454	1,105,315
	Rainbow National Services LLC, 8.75%,
	9/01/12 (c)		925	935,406
	Rainbow National Services LLC, 10.375%,
	9/01/14 (c)		3,134	3,231,937
	Salem Communications Corp., 7.75%, 12/15/10		2,000	600,000
	TL Acquisitions, Inc., 10.50%, 1/15/15 (c)		4,965	3,872,700
				26,119,586
Metals & Mining - 0.2%	Freeport-McMoRan Copper & Gold, Inc., 4.995%,
	4/01/15 (a)		1,225	1,102,500
Multiline Retail - 0.0%	Saks, Inc., 7.50%, 12/01/13 (c)(g)		180	175,500
Oil, Gas & Consumable	Berry Petroleum Co., 8.25%, 11/01/16		550	459,250
Fuels - 1.8%	Chesapeake Energy Corp., 6.375%, 6/15/15		650	557,375

BlackRock Limited Duration Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	Compton Petroleum Finance Corp., 7.625%,
	12/01/13	USD	700	$ 350,000
	EXCO Resources, Inc., 7.25%, 1/15/11		495	443,025
	Encore Acquisition Co., 6%, 7/15/15		250	206,250
	OPTI Canada, Inc., 8.25%, 12/15/14		1,990	1,373,100
	Overseas Shipholding Group, Inc., 8.75%, 12/01/13		1,650	1,534,500
	Sabine Pass LNG LP, 7.50%, 11/30/16		1,515	1,227,150
	SandRidge Energy, Inc., 4.833%, 4/01/14 (a)		1,500	1,185,463
	SandRidge Energy, Inc., 8.625%, 4/01/15 (d)		650	554,125
	Whiting Petroleum Corp., 7.25%, 5/01/12		75	69,938
	Whiting Petroleum Corp., 7.25%, 5/01/13		1,390	1,271,850
				9,232,026
Paper & Forest Products - 0.2%	Domtar Corp., 7.875%, 10/15/11		140	124,775
	NewPage Corp., 7.278%, 5/01/12 (a)		1,500	727,500
	NewPage Corp., 10%, 5/01/12		635	355,600
				1,207,875
Professional Services - 0.1%	FTI Consulting, Inc., 7.75%, 10/01/16		350	343,875
Real Estate Investment Trusts	Rouse Co. LP, 5.375%, 11/26/13 (e)(f)		2,000	1,245,000
(REITs) - 0.2%
Software - 0.0%	BMS Holdings, Inc., 9.224%, 2/15/12 (a)(c)(d)		543	65,352
Specialty Retail - 1.9%	General Nutrition Centers, Inc., 6.404%, 3/15/14 (a)		2,250	1,856,250
	General Nutrition Centers, Inc., 10.75%, 3/15/15		1,700	1,466,250
	Group 1 Automotive, Inc., 8.25%, 8/15/13 (g)		5,000	4,125,000
	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12 (e)(f)		1,454	87,240
	Sonic Automotive, Inc. Series B, 8.625%, 8/15/13		3,135	1,959,375
				9,494,115
Textiles, Apparel & Luxury	Quiksilver, Inc., 6.875%, 4/15/15		575	382,375
Goods - 0.1%
Tobacco - 0.2%	Reynolds American, Inc., 7.625%, 6/01/16		1,000	981,587
Wireless Telecommunication	Cricket Communications, Inc., 9.375%, 11/01/14		270	268,650
Services - 1.9%	Cricket Communications, Inc., 7.75%, 5/15/16 (c)		2,250	2,174,062
	Digicel Group Ltd., 8.875%, 1/15/15 (c)		1,120	896,000
	Digicel Group Ltd., 9.125%, 1/15/15 (c)(d)		2,467	1,874,920
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		350	351,312
	Nordic Telephone Co. Holdings ApS, 8.875%,
	5/01/16 (c)		3,850	3,850,000
				9,414,944
	Total Corporate Bonds - 27.5%			140,887,998
	Foreign Government Obligations
	Peru Government International Bond,
	8.375%, 5/03/16		4,871	5,616,263
	Turkey Government International Bond, 7%,
	9/26/16		5,093	5,143,930
	Total Foreign Government Obligations - 2.1%			10,760,193

BlackRock Limited Duration Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	U.S. Government Agency Sponsored		Par
	Mortgage-Backed Securities		(000)	Value
Fannie Mae Guaranteed Pass-Through Certificates:
	5.00%, 6/15/24 (h)	USD	121,000	$ 125,121,502
	5.50%, 12/01/28 - 11/01/33 (i)(j)		7,011	7,282,185
	Total U.S. Government Agency Sponsored
	Mortgage-Backed Securities - 25.9%			132,403,687
Industry	Floating Rate Loan Interests
Aerospace & Defense - 0.9%	Avio SpA Facility B2, 2.444% - 3.936%,
	12/15/14		995	675,649
	Avio SpA Facility C2, 3.069% - 4.561%,
	12/14/15		1,000	678,750
	Hawker Beechcraft Acquisition Co. LLC Letter of
	Credit Facility Deposit, 3.22%, 3/26/14		267	153,196
	Hawker Beechcraft Acquisition Co. LLC Term
	Loan, 2.319% - 3.22%, 3/26/14		4,534	2,602,282
	IAP Worldwide Services, Inc. Term Loan (First
	Lien), 9.25%, 12/30/12		499	304,107
				4,413,984
Airlines - 0.2%	US Airways Group, Inc. Term Loan, 2.809%, 3/21/14		2,190	1,180,167
Auto Components - 0.8%	Allison Transmission, Inc. Term Loan, 3.12% - 3.15%,
	8/07/14		4,014	3,095,909
	Dana Holding Corp. Term Advance,
	7.25%, 1/31/15		888	419,692
	Dayco Products LLC - (Mark IV Industries, Inc.)
	Replacement Term B Loan, 8.06% - 8.75%,
	6/21/11 (e)(f)		854	165,021
	Dayco Products LLC - (Mark IV Industries, Inc.)
	U.S. Term Loan, 2% - 8.50%, 5/01/10		92	64,804
	Metaldyne Co. LLC DF Loan, 0.166% - 5.188%,
	1/11/12 (e)		98	11,671
	Metaldyne Co. LLC Initial Tranche B Term Loan,
	6.188%, 1/13/14 (e)(f)		669	79,575
				3,836,672
Beverages - 0.1%	Culligan International Co. Loan (Second Lien),
	5.694% - 6.561%, 4/24/13	EUR	1,500	376,400
	Le-Nature's, Inc. Tranche B Term Loan, 10.25%,
	3/01/11 (e)(f)	USD	1,000	100,000
				476,400
Building Products - 0.8%	Building Materials Corp. of America Term Loan
	Advance, 3.063%, 2/22/14		2,592	2,186,310
	Custom Building Products, Inc. Loan (Second
	Lien), 10.75%, 4/20/12		1,500	927,500
	Momentive Performance Materials (Blitz 06-103
	GmbH) Tranche B-2 Term Loan, 3.191%,
	12/04/13	EUR	1,000	965,680
United Subcontractors, Inc. Tranche B Term Loan,
	6.43% - 6.80%, 12/27/12	USD	1,820	130,440
				4,209,930

BlackRock Limited Duration Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Capital Markets - 0.3%	Marsico Parent Co., LLC Term Loan,
	4.625% - 7.50%, 12/15/14	USD	463	$ 220,143
	Nuveen Investments, Inc. Term Loan,
	3.313% - 4.232%, 11/13/14		1,492	1,065,867
				1,286,010
Chemicals - 3.6%	Ashland, Inc. Term Loan B, 7.65%, 5/13/14		1,000	998,750
	Brenntag Holding GmbH & Co. KG Facility 3A
	(Second Lien), 5.646%, 3/21/16		115	106,950
	Brenntag Holding GmbH & Co. KG Facility 3B
	(Second Lien), 5.501%, 7/17/15		500	320,000
	Brenntag Holding GmbH & Co. KG Facility 3B
	(Second Lien), 5.646%, 3/15/16	EUR	385	358,159
	Brenntag Holding GmbH & Co. KG Facility B6A,
	3.597%, 11/24/37		282	339,643
	Brenntag Holding GmbH & Co. KG Facility B6B,
	3.597%, 11/24/37		218	262,950
	Cognis GmbH Facility A (French), 3.65%, 11/17/13		803	950,498
	Cognis GmbH Facility B (French), 3.65%, 11/16/13		197	229,206
Edwards (Cayman Islands II) Ltd. Term Loan (First
	Lien), 2.32%, 5/31/14	USD	491	303,961
	ElectricInvest Holding Co. Ltd. (Viridian Group
	Plc) Junior Term Facility, 5.192%, 12/21/12	GBP	900	922,256
	ElectricInvest Holding Co. Ltd. (Viridian Group
	Plc) Junior Term Facility, 5.349%,
	4/20/12	EUR	894	802,238
	Huish Detergents Inc. Tranche B Term Loan,
	2.07%, 4/26/14	USD	1,241	1,141,288
	Ineos US Finance LLC Term A4 Facility, 7.001%,
	12/14/12		923	598,557
	Ineos US Finance LLC Term B2 Facility, 7.501%,
	12/16/13		1,631	1,034,072
	Ineos US Finance LLC Term C2 Facility, 8.001%,
	12/16/14		1,631	1,034,072
	Nalco Co. Term Loan B, 4.517%, 5/06/16		2,075	2,078,891
	PQ Corp. (fka Niagara Acquisition, Inc.) Loan
	(Second Lien), 7.54%, 7/30/15		3,250	1,635,832
	PQ Corp. (fka Niagara Acquisition, Inc.) Original
	Term Loan (First Lien), 4.29% - 4.47%, 7/31/14		3,970	2,997,350
Rockwood Specialties Group, Inc. Tranche E Term
	Loan, 2.069%, 7/30/12		945	881,213
	Solutia Inc. Loan, 7.25%, 2/28/14		1,737	1,398,751
				18,394,637
Commercial Services &	ARAMARK Corp. Facility Letter of Credit, 4.063%,
Supplies - 1.2%	1/26/14		185	167,877
	ARAMARK Corp. U.S. Term Loan, 2.336%, 1/26/14		2,907	2,642,498

BlackRock Limited Duration Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
EnviroSolutions Real Property Holdings, Inc. Initial
	Term Loan, 10.50%, 7/07/12	USD	504	$ 257,207
	Kion Group GmbH (formerly Neggio Holdings 3
	GmbH) Facility B, 2.319%, 12/29/14		250	105,469
	Kion Group GmbH (formerly Neggio Holdings 3
	GmbH) Facility C, 2.819%, 12/29/15		250	105,469
	SIRVA Worldwide, Inc. Loan (Second Lien), 12%,
	5/12/15		253	12,667
Synagro Technologies, Inc. Term Loan (First Lien),
	2.32% - 2.34%, 4/02/14		2,722	2,028,108
	West Corp. Term B-2 Loan, 2.691% - 2.789%,
	10/24/13		883	762,757
				6,082,052
Communications Equipment -	Safenet, Inc. Term Loan (First Lien), 2.849%,
0.3%	4/12/14		1,965	1,515,506
Computers & Peripherals - 0.4%	Intergraph Corp. Initial Term Loan (First Lien),
	2.664%, 5/29/14		1,431	1,309,213
	Intergraph Corp. Second Lien Term Loan,
	6.316% - 6.664%, 11/28/14		750	656,250
				1,965,463
Construction & Engineering - 0.1% Brand Energy & Infrastructure Services, Inc. (FR Brand
	Acquisition Corp.) First Lien Term Loan B,
	3.188% - 3.50%, 2/07/14		242	188,875
	Brand Energy & Infrastructure Services, Inc. (FR
	Brand Acquisition Corp.) Second Lien Term Loan,
	6.313% - 6.688%, 2/07/15		1,000	435,000
				623,875
Containers & Packaging - 1.3%	Atlantis Plastic Films, Inc. Term Loan (Second
	Lien), 15%, 3/22/12 (e)(f)		250	-
	Graphic Packaging International, Inc. Incremental Term
	Loan, 3.07% - 3.958%, 5/16/14		2,340	2,169,904
	Modelo 3 S.a.r.l. (Mivisa) Tranche B2 Term
	Facility, 5.452%, 6/03/15	EUR	1,000	1,121,541
	Smurfit-Stone Container Enterprise Inc. Canadian
	Revolving Facility (CAM Exchange),
	2.88%, 11/01/10	USD	152	127,215
	Smurfit-Stone Container Enterprise, Inc. Deposit
	Funded LC Facility (CAM Exchange), 4.50%,
	11/01/10		92	75,235
	Smurfit-Stone Container Enterprise, Inc.
	Tranche B (CAM Exchange), 2.63%, 11/01/11		105	85,619
	Smurfit-Stone Container Enterprise, Inc.
	Tranche C, 2.69%, 11/01/11		198	164,147
	Smurfit-Stone Container Enterprise, Inc.
	Tranche C-1 (CAM Exchange), 2.69%, 11/01/11		60	49,629

BlackRock Limited Duration Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Smurfit-Stone Container Enterprise Inc. U.S.
	Revolving Facility, 2.88% - 4.50%, 11/01/09	USD	459	$ 383,622
	Smurfit-Stone Container Enterprise, Inc. U.S.
	Revolving Loan (DIP) RC, 1%, 7/28/10		100	93,789
	Smurfit-Stone Container Inc. U.S. Term Loan
	(DIP), 10%, 7/28/10		1,345	1,357,734
	Solo Cup Co. Term B1 Loan, 4.16% - 4.692%,
	2/27/11		929	887,281
				6,515,716
Distributors - 0.1%	Keystone Automotive Operations, Inc. Loan,
	3.835% - 5.75%, 1/12/12		1,423	640,222
Diversified Consumer	Coinmach Corp. Term Loan, 3.31% - 3.76%,
Services - 0.7%	11/14/14		4,702	3,573,810
Diversified Financial	J.G. Wentworth, LLC Loan (First Lien), 3.47%,
Services - 0.2%	4/04/14 (e)(f)		4,400	381,335
	Professional Service Industries, Inc. Term Loan
	(First Lien), 3.07%, 10/31/12		620	310,223
	Protostar Working Capital Term Loan, 13%,
	9/30/10 (e)(f)		407	398,860
				1,090,418
Diversified Telecommunication	BCM Ireland Holdings Ltd. (Eircom)
Services - 1.4%	Facility B, 2.816%, 8/14/14	EUR	1,970	1,994,908
	BCM Ireland Holdings Ltd. (Eircom) Facility C,
	3.066%, 8/14/13		1,970	1,995,130
Hawaiian Telcom Communications, Inc. Tranche C
	Term Loan, 4.75%, 5/30/14	USD	1,905	962,275
	PAETEC Holding Corp. Incremental Term Loan,
	2.819%, 2/28/13		1,000	905,000
	Time Warner Telecom Holdings Inc. Term Loan B
	Loan, 2.32%, 1/07/13		1,058	976,382
	Wind Telecomunicazioni SpA A1 Term Loan
	Facility, 2.349% - 2.406%, 9/22/12	EUR	424	536,280
				7,369,975
Electric Utilities - 0.2%	Astoria Generating Co. Acquisitions, LLC Term
	Loan C, 4.06%, 8/23/13	USD	500	433,125
	TPF Generation Holdings, LLC First Lien Term
	Loan, 2.319%, 12/15/13		441	407,029
	TPF Generation Holdings, LLC Synthetic Letter of
	Credit Deposit (First Lien), 3.22%, 12/15/13		151	138,822
TPF Generation Holdings, LLC Synthetic Revolving
	Deposit, 3.22%, 12/15/11		47	43,518
				1,022,494
Electrical Equipment - 0.4%	Electrical Components International Holdings Co.
	(ECI) Term Loan (Second Lien), 11.50%, 5/01/14		500	50,000
	Generac Acquisition Corp. First Lien Term Loan,
	2.911%, 11/10/13		1,464	1,005,734

BlackRock Limited Duration Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Sensus Metering Systems New Term B-1,
	2.613% - 2.716%, 12/17/10	USD	1,037	$ 933,261
				1,988,995
Electronic Equipment,	Flextronics International Ltd. A Closing Date Loan,
Instruments & Components - 0.9%	2.57% - 3.458%, 10/01/14		3,830	3,067,441
	Flextronics International Ltd. A-1-A Delay Draw
	Term Loan, 3.381%, 10/01/12		1,100	881,449
	Matinvest 2 SAS/Butterfly Wendel US, Inc.
	(Deutsche Connector) B-2 Facility, 2.661%,
	6/22/14		457	281,915
	Matinvest 2 SAS/Butterfly Wendel US, Inc.
	(Deutsche Connector) C-2 Facility, 2.661%,
	6/22/15		738	455,963
	Matinvest 2 SAS, Inc. (Deutsche Connector) B-2 Facility,
	3.161%, 6/22/14		34	21,038
	Matinvest 2 SAS, Inc. (Deutsche Connector) C-2 Facility,
	3.239%, 6/22/15		113	69,653
				4,777,459
Energy Equipment &	Dresser, Inc. Term B Loan, 3.104%, 5/04/14		2,082	1,805,711
Services - 0.7%	MEG Energy Corp. Initial Term Loan, 3.22%,
	4/03/13		485	417,706
	Trinidad USA Partnership LLP U.S. Term Loan,
	2.918%, 5/01/11		1,454	1,177,537
				3,400,954
Food & Staples	AB Acquisitions UK Topco 2 Ltd. (fka Alliance Boots)
Retailing - 1.2%	Facility B1, 3.60%, 7/09/15	GBP	4,000	4,936,615
	DSW Holdings Inc., Term Loan, 4.335%,
	10/29/12	USD	500	342,500
WM. Bolthouse Farms, Inc. Term Loan (First Lien),
	2.625%, 12/16/12		923	848,330
				6,127,445
Food Products - 1.3%	Dole Food Co., Inc. Credit-Linked Deposit, 8%,
	4/12/13		280	277,504
Dole Food Co., Inc. Tranche B Term Loan, 7.25% -
	8%, 4/12/13		490	486,356
	Michael Foods Inc. Term Loan B, 6.50%, 4/24/14		1,500	1,503,750
	Solvest, Ltd. (Dole) Tranche C Term Loan,
	7.25% - 8%, 4/12/13		1,826	1,812,207
	Sturm Foods, Inc. Initial Term Loan Second Lien,
	7.125%, 7/31/14		500	197,500
Wm. Wrigley Jr. Co. Tranche B Term Loan, 6.50%,
	10/06/14		2,500	2,503,375
				6,780,692
Health Care Equipment &	Biomet, Inc. Dollar Term Loan, 3.313% - 4.222%,
Supplies - 0.7%	3/25/15		1,683	1,580,078

BlackRock Limited Duration Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	DJO Finance LLC (ReAble Therapeutics Finance
	LLC) Term Loan, 3.319% - 4.22%, 5/20/14	USD	2,469	$ 2,179,906
				3,759,984
Health Care Providers &	CCS Medical, Inc. (Chronic Care) Term Loan
Services - 2.9%	(First Lien), 4.97%, 9/30/12		578	263,886
	CHS/Community Health Systems, Inc. Delayed
	Draw Term Loan, 2.569%, 7/25/14		410	363,843
	CHS/Community Health Systems, Inc. Funded
	Term Loan, 2.569% - 2.924%, 7/25/14		8,041	7,134,810
	Catalent Pharma Solutions, Inc. (fka Cardinal
	Health 409, Inc.) Term Loan, 3.191%, 11/19/37	EUR	1,965	2,000,113
	DaVita, Inc. Tranche B-1 Term Loan B, 1.82% -
	2.74%, 10/05/12	USD	750	700,430
	HCA Inc. Tranche A-1 Term Loan, 2.97%, 11/17/12		2,067	1,849,629
	HealthSouth Corp. Term Loan, 2.82% - 2.85%,
	3/10/13		2,318	2,128,333
	Surgical Care Affiliates, LLC Term Loan, 3.22%,
	12/29/14		722	612,234
				15,053,278
Health Care Technology - 0.2%	Sunquest Information Systems, Inc. (Misys Hospital
	Systems, Inc.) Term Loan, 3.57% - 4.29%,
	10/13/14		1,478	1,216,475
Hotels, Restaurants &	BLB Worldwide Holdings, Inc. (Wembley, Inc.)
Leisure - 1.9%	First Priority Term Loan, 4.75%, 7/18/11		1,989	626,537
CCM Merger Inc. (Motor City Casino) Term B Loan,
	8.50%, 7/13/12		1,514	1,146,934
	Green Valley Ranch Gaming, LLC First Lien Loan,
	3.149% - 4%, 2/16/14		472	255,961
	Green Valley Ranch Gaming, LLC Second Lien
	Term Loan, 3.599%, 8/16/14		1,500	150,000
	Harrah's Operating Co., Inc. Term B-1 Loan,
	3.319% - 4.092%, 1/28/15		550	422,570
	Harrah's Operating Co., Inc. Term B-2 Loan,
	3.319% - 4.092%, 1/28/15		693	531,108
	Harrah's Operating Co., Inc. Term B-3 Loan,
	3.286% - 4.092%, 1/28/15		804	617,246
OSI Restaurant Partners, LLC Pre-Funded RC Loan,
	1.14%, 6/14/13		32	23,604
	Penn National Gaming, Inc. Term Loan B,
	2.06% - 2.72%, 10/03/12		4,015	3,775,230
QCE, LLC (Quiznos) Term Loan (First Lien), 3.50%,
	5/05/13		1,945	1,240,910
	Travelport LLC (fka Travelport Inc.) Loan, 7.82%,
	3/27/12		4,545	1,158,921
				9,949,021

BlackRock Limited Duration Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Household Durables - 0.8%	Berkline/Benchcraft, LLC Term Loan, 4.069%,
	11/03/11 (e)(f)	USD	95	$ 4,735
	Jarden Corp. Term Loan B3, 3.72%, 1/24/12		818	784,091
	Simmons Bedding Co. Tranche D Term Loan,
	10.50%, 12/19/11		3,250	2,736,500
	Yankee Candle Co., Inc. Term Loan,
	2.32% - 3.22%, 2/06/14		947	806,643
				4,331,969
Household Products - 0.2%	Central Garden & Pet Co. Tranche B Term Loan,
	1.82%, 9/30/12		993	809,654
IT Services - 2.0%	Amadeus IT Group SA/Amadeus Verwaltungs
	GmbH WAM Acquisition Term B3 Facility, 2.932%,
	6/30/13	EUR	307	325,844
	Amadeus IT Group SA/Amadeus Verwaltungs
	GmbH WAM Acquisition Term B4 Facility, 2.932%,
	6/30/13		184	194,571
	Amadeus IT Group SA/Amadeus Verwaltungs
	GmbH WAM Acquisition Term C3 Facility, 3.432%,
	6/30/14		307	325,844
	Amadeus IT Group SA/Amadeus Verwaltungs
	GmbH WAM Acquisition Term C4 Facility, 3.432%,
	6/30/14		184	194,544
	Audio Visual Services Group, Inc. Loan (Second
	Lien), 7.72%, 8/28/14	USD	1,020	64,593
	Ceridian Corp. U.S. Term Loan, 3.316%, 11/09/14		3,460	2,547,554
	First Data Corp. Initial Tranche B-1 Term Loan,
	3.059% - 3.069%, 9/24/14		3,673	2,692,737
	First Data Corp. Initial Tranche B-2 Term Loan,
	3.059% - 3.069%, 9/24/14		1,241	909,481
	First Data Corp. Initial Tranche B-3 Term Loan,
	3.059% - 3.069%, 9/24/14		564	414,017
	RedPrairie Corp. Term Loan B, 3.688% - 5.25%,
	7/20/12		607	436,794
	SunGard Data Systems Inc. (Solar Capital Corp.)
	Incremental Term Loan, 6.75%, 2/28/14		1,200	1,179,000
	SunGard Data Systems Inc. (Solar Capital Corp.)
	New U.S. Term Loan, 2.132% - 2.724%, 2/28/14		353	320,343
	Verifone, Inc. Term B Loan, 3.07%, 10/31/13		915	823,500
				10,428,822
Independent Power Producers	Texas Competitive Electric Holdings Co., LLC
& Energy Traders - 1.5%	(TXU) Initial Tranche B-2 Term Loan, 3.819%,
	10/10/14		4,199	2,890,796
	Texas Competitive Electric Holdings Co., LLC
	(TXU) Initial Tranche B-3 Term Loan, 3.819% -
	3.882%, 10/10/14		7,251	4,956,072
				7,846,868

BlackRock Limited Duration Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Insurance - 0.1%	Conseco, Inc. Term Loan, 7.50%, 10/10/13	USD	730	$ 430,819
Leisure Equipment &	24 Hour Fitness Worldwide, Inc. Tranche B Term
Products - 0.1%	Loan, 2.82% - 3.67%, 6/08/12		970	659,600
Life Sciences Tools &	Life Technologies Corp. Term B Facility, 5.25%,
Services - 0.4%	11/20/15		2,239	2,232,873
Machinery - 1.5%	Blount, Inc. Term Loan B, 2.07% - 2.094%,
	8/09/10		653	597,356
	LN Acquisition Corp. (Lincoln Industrial) Initial
	Term Loan (Second Lien), 6.10%, 1/09/15		1,500	1,095,000
	NACCO Materials Handling Group, Inc. Loan,
	2.319% - 3.413%, 3/21/13		486	194,500
	Navistar International Corp. Revolving Credit-
	Linked Deposit, 0.166% - 3.569%, 1/19/12		1,253	1,045,191
	Navistar International Corp. Term Advance,
	3.569%, 1/19/12		3,447	2,874,275
	Oshkosh Truck Corp. Term B Loan, 7.15% - 7.32%,
	12/06/13		1,818	1,556,893
	Standard Steel, LLC Delayed Draw Term Loan,
	8.25%, 7/02/12		75	40,998
	Standard Steel, LLC Initial Term Loan, 9%,
	7/02/12		370	203,418
				7,607,631
Marine - 0.2%	Delphi Acquisition Holding I BV (fka Dockwise)
	Facility B2, 3.22%, 1/12/15		990	625,538
	Delphi Acquisition Holding I BV (fka Dockwise)
	Facility C2, 4.095%, 1/11/16		990	625,538
				1,251,076
Media - 11.8%	Acosta, Inc. Term Loan, 2.57%, 7/28/13		973	875,250
	Affinion Group Holdings, Inc. Loan, 9.273%,
	3/01/12		1,000	650,000
	AlixPartners, LLP Tranche C Term Loan,
	2.35% - 3.14%, 10/12/13		1,446	1,366,507
	Alpha Topco Ltd. (Formula One) Facility B1,
	2.694%, 12/31/13		840	588,150
	Alpha Topco Ltd. (Formula One) Facility B2,
	2.694%, 12/31/13		589	412,500
	Alpha Topco Ltd. (Formula One) Facility D,
	5.311%, 6/30/14		1,000	480,000
	Atlantic Broadband Finance, LLC Tranche B-2
	Term Loan, 3.47%, 6/30/13		973	925,478
	CSC Holdings Inc. (Cablevision) Incremental B
	Term Loan, 2.094% - 2.25%, 3/29/13		2,888	2,706,292
	Catalina Marketing Corp. Initial Term Loan,
	3.395%, 10/01/14		1,077	977,786

BlackRock Limited Duration Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Cengage Learning Acquisitions, Inc. (Thomson
	Learning) Tranche 1 Incremental Term Loan,
	7.50%, 7/03/14	USD	3,722	$ 3,567,417
Cequel Communications, LLC Term Loan, 2.349% -
	2.401%, 11/05/13		7,360	6,634,132
	Charter Communications Operating, LLC New
	Term Loan, 6.25%, 3/06/14		3,290	2,788,339
	Charter Communications Term Loan B1, 6.028%,
	3/25/14		750	728,125
	Clarke American Corp. Tranche B Term Loan,
	2.819% - 3.72%, 6/30/14		3,375	2,601,858
	Discovery Communications Holding, LLC Term B
	Loan, 3.22%, 5/14/14		726	677,925
FoxCo Acquisition, LLC Term Loan, 6.50% - 7.25%,
	7/14/15		900	569,353
	Gray Television, Inc. Term Loan B, 3% - 3.92%,
	12/31/14		729	391,224
HIT Entertainment, Inc. Term Loan (Second Lien),
	6.51%, 2/26/13		1,000	250,000
	HMH Publishing Co. Ltd. Mezzanine, 10.16%,
	11/14/14		9,184	1,836,712
	Hanley-Wood, LLC (FSC Acquisition) Term Loan,
	2.563% - 2.599%, 3/08/14		1,479	526,740
	Insight Midwest Holdings, LLC B Term Loan,
	2.41%, 4/07/14		1,550	1,429,229
	Intelsat Corp. (fka PanAmSat Corp.) Term B-2-A
	Term Loan, 2.914%, 1/03/14		589	537,301
	Intelsat Corp. (fka PanAmSat Corp.) Term B-2-B
	Term Loan, 2.914%, 1/03/14		589	537,138
	Intelsat Corp. (fka PanAmSat Corp.) Term B-2-C
	Term Loan, 2.914%, 1/03/14		589	537,138
	Knology, Inc. Term Loan, 2.57%, 6/30/12		484	425,947
	Lamar Advertising Co. Term Loan B, 5.50%,
	9/30/12		1,240	1,221,400
	Lavena Holding 3 GmbH (Prosiebensat.1 Media
	AG) Facility B1, 4.589%, 6/30/15	EUR	337	111,759
	Lavena Holding 3 GmbH (Prosiebensat.1 Media
	AG) Facility C1, 4.839%, 6/30/16		337	111,759
	Lavena Holding 3 GmbH (Prosiebensat.1 Media
	AG) Facility D, 5.964%, 12/28/16		904	51,135
	MCC Iowa LLC (Mediacom Broadband Group)
	Tranche D-1 Term Loan, 2.04%, 1/31/15	USD	1,705	1,552,403
	MCNA Cable Holdings LLC (OneLink
	Communications) Loan (PIK Facility), 8.31%,
	3/01/13 (d)		1,855	370,926

BlackRock Limited Duration Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Mediacom Broadband (Term Loan E), 2.04%,
	11/30/15	USD	450	$ 447,188
	Metro-Goldwyn-Mayer Inc. Tranche B Term Loan,
	3.569%, 4/09/12		2,764	1,578,085
	Mission Broadcasting, Inc. Term B Loan, 2.97%,
	10/01/12		1,776	1,190,124
Multicultural Radio Broadcasting, Inc. Term Loan,
	3.164%, 12/18/12		327	207,645
	NTL Cable Plc Term Loan, 3.889%, 11/19/37	GBP	1,101	1,598,407
	NV Broadcasting, LLC Term Loan (First Lien),
	5.25%, 11/01/13 (e)	USD	821	205,367
	Newsday, LLC Fixed Rate Term Loan, 9.75%,
	8/01/13		1,500	1,496,250
	Nexstar Broadcasting, Inc. Term B Loan, 2.60% -
	2.79%, 10/01/12		1,878	1,258,132
	Nielsen Finance LLC Dollar Term Loan, 2.382%,
	8/09/13		4,208	3,705,416
	Parkin Broadcasting, LLC Term Loan, 5.25%,
	11/01/13		169	42,127
	Penton Media, Inc. Loan (Second Lien), 6.039%,
	2/01/14		1,000	96,250
	Penton Media, Inc. Term Loan (First Lien),
	2.569% - 3.289%, 2/01/13		1,103	650,475
	Puerto Rico Cable Acquisition Co. Inc. (D/B/A
	Choice TV) Term Loan (Second Lien), 7.875%,
	2/15/12		692	346,154
Sunshine Acquisition Ltd. (aka HIT Entertainment)
	Term Facility, 3.26%, 7/31/14		1,268	672,056
	TWCC Holding Corp. Term Loan, 7.25%, 9/14/15		1,499	1,490,939
Telecommunications Management, LLC Multi-Draw
	Term Loan, 3.819%, 6/30/13		233	156,032
	Telecommunications Management, LLC Term
	Loan, 3.819%, 6/30/13		924	618,996
	UPC Financing Partnership Facility M, 2.943%,
	11/19/37	EUR	3,013	3,649,548
Virgin Media Investment Holdings Ltd. (fka NTL) C
	Facility, 4.192%, 7/17/13	GBP	2,000	2,641,021
Wallace Theater Corp. (Hollywood Theaters) First
	Lien Term Loan, 5.50%, 7/31/09	USD	400	320,000
	Yell Group Plc Facility B2, 3.941%, 4/30/11	EUR	1,500	1,387,788
				60,197,923
Metals & Mining - 0.1%	Essar Steel Algoma, Inc. (fka Algoma Steel, Inc.)
	Term Loan, 2.82%, 6/20/13	USD	496	300,208

BlackRock Limited Duration Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Euramax International Holdings BV European Laon
	Second Lien), 13%, 6/29/13	USD	83	$ 2,499
	Euramax International, Inc. Domestic Loan
	(Second Lien), 13%, 6/29/13		168	5,038
				307,745
Multi-Utilities - 0.3%	FirstLight Power Resources, Inc. (fka NE Energy,
	Inc.) First Lien Term Loan B, 3.75%, 11/01/13		1,230	1,100,212
	FirstLight Power Resources, Inc. (fka NE Energy,
	Inc.) Synthetic Letter of Credit, 3.75%, 11/01/13		159	141,758
	Mach Gen, LLC Synthetic Letter of Credit Loan
	(First Lien), 3.232%, 2/22/13		69	58,177
				1,300,147
Oil, Gas & Consumable	Big West Oil, LLC Delayed Advance Loan, 6.50%,
Fuels - 1.3%	5/15/14		1,117	877,163
	Big West Oil, LLC Initial Advance Loan, 6.50%,
	5/15/14		670	526,025
	Coffeyville Resources, LLC Funded Letter of
	Credit, 8.75%, 12/28/10		243	215,676
	Coffeyville Resources, LLC Tranche D Term Loan,
	8.75%, 12/30/13		781	692,908
	Drummond Co., Inc. Term Advance, 1.563%,
	2/14/11		1,200	1,164,000
	Niska Gas Storage Canada ULC Canadian Term
	Loan B, 2.099%, 5/12/13		452	419,557
	Niska Gas Storage US, LLC U.S. Term B Loan,
	2.099%, 5/12/13		47	44,093
	Niska Gas Storage US, LLC Wild Goose Acquisition
	Draw-U.S. Term B, 2.085%, 5/12/13		32	29,868
	Turbo Beta Ltd. Dollar Facility, 14.50%, 3/15/18		3,068	2,454,022
				6,423,312
Paper & Forest Products - 1.6%	Georgia-Pacific LLC Additional Term B Loan,
	2.319% - 3.293%, 12/20/12		2,203	2,041,429
Georgia-Pacific LLC Term B Loan, 2.319% - 3.293%,
	12/20/12		5,248	4,863,197
	NewPage Corp. Term Loan, 4.063% - 5%, 12/22/14		1,697	1,364,569
	Verso Paper Finance Holdings LLC Loan, 7.278% -
	8.028%, 2/01/13		589	29,445
				8,298,640
Personal Products - 0.3%	American Safety Razor Co., LLC Loan (Second
	Lien), 6.57%, 1/30/14		2,500	1,775,000
Real Estate Management &	Enclave Term Loan B, 6.14%, 3/01/12		3,000	450,000
Development - 0.2%	Georgian Towers Term Loan, 6.14%, 3/01/12		3,000	315,087
	Pivotal Promontory, LLC Second Lien Term Loan,
	14.75%, 8/31/11 (e)		750	37,500
				802,587

BlackRock Limited Duration Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Road & Rail - 0.3%	RailAmerica, Inc. Canadian Term Loan, 5.20%,
	8/14/09	USD	91	$ 87,096
	RailAmerica, Inc. U.S. Term Loan, 5.20%, 8/14/09		1,409	1,345,404
				1,432,500
Software - 0.1%	Bankruptcy Management Solutions, Inc. First Lien Term
	Loan, 4.32%, 7/31/12		945	500,982
Specialty Retail - 0.6%	Adesa, Inc. (KAR Holdings, Inc.) Initial Term Loan,
	2.57% - 3.47%, 10/20/13		1,250	1,070,312
	Burlington Coat Factory Warehouse Corp. Term
	Loan, 2.57%, 5/28/13		585	405,607
	Eye Care Centers of America, Inc. Term Loan,
	2.82% - 3.74%, 3/01/12		525	461,565
	OSH Properties LLC (Orchard Supply) - B - Note
	(Participation), 2.795%, 12/21/13		1,500	975,000
				2,912,484
Textiles, Apparel & Luxury	Hanesbrands Inc. Term B Loan, 5.085% - 5.842%,
Goods - 0.2%	9/05/13		872	852,029
	St. John Knits International, Inc. Term Loan, 9%,
	3/23/12		631	409,930
				1,261,959
Trading Companies &	Beacon Sales Acquisition, Inc. Term B Loan,
Distributors - 0.2%	2.313% - 3.208%, 9/30/13		1,194	1,020,656
Transportation Infrastructure -	Optasite Towers LLC Loan, 1.994%, 11/01/10		1,490	1,325,949
0.3%
Wireless Telecommunication	Cellular South, Inc. Delayed Draw Term Loan,
Services - 1.0%	2.069%, 5/29/14		500	468,750
	Cellular South, Inc. Term Loan, 2.069% - 4%,		1,474	1,381,641
	5/29/14
Cricket Communications, Inc. (aka Leap Wireless)
	Term B Loan, 5.75%, 6/16/13		2,140	2,149,090
	International Finance Ltd., Tranche A, 3.75%,
	3/01/12		1,150	1,043,625
				5,043,106
	Total Floating Rate Loan Interests - 47.9%			245,453,936
	U.S. Government Obligations
	Fannie Mae, 7.25%, 1/15/10		17,000	17,702,440
	U.S. Treasury Notes, 3.375%, 9/15/09		3,425	3,455,904
	U.S. Treasury Notes, 4.25%, 8/15/15		1,815	1,972,537
	Total U.S. Government Obligations - 4.5%			23,130,881
	Common Stocks		Shares
Commercial Services &	Sirva
Supplies - 0.0%			1,109	5,545
	Total Common Stocks - 0.0%			5,545

BlackRock Limited Duration Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Preferred Stocks		Shares	Value
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (c)		177	$ 49,560
Media - 0.0%	CMP Susquemanna Radio Holdings Corp.,
	5.50% (a)(c)		45,243	-
	Total Preferred Stocks - 0.0%			49,560
Industry	Warrants (k)
Machinery - 0.0%	Synventive Molding Solutions (expires 1/15/13)		1	-
Media - 0.0%	CMP Susquemanna Radio Holdings Corp.
	(expires 3/26/19) (c)		51,701	1
	Total Warrants - 0.0%			1
			Beneficial
			Interest
	Other Interests (l)		(000)
Health Care Providers &	Critical Care Systems International, Inc.	USD	8	1,525
Services - 0.0%
Household Durables - 0.0%	Berkline/Benchcraft Equity LLC		3	-
	Total Other Interests - 0.0%			1,525
	Total Long-Term Investments
	(Cost - $691,659,936) - 110.3%			564,795,403
	Short-Term Securities		Shares
	BlackRock Liquidity Funds, TempFund,
	0.535% (m)(n)		69,690,000	69,690,000
	Total Short-Term Securities
	(Cost - $69,690,000) - 13.6%			69,690,000
	Options Purchased		Contracts
Over-the-Counter Call Options	Marsico Parent Superholdco LLC, expiring December
	2009 at USD942.86, Broker Goldman Sachs & Co.		46	73,600
	Total Options Purchased
	(Cost - $44,978) - 0.0%			73,600
	Total Investments
	(Cost - $761,394,914*) - 123.9%			634,559,003
	Liabilities in Excess of Other Assets - (23.9)%			(122,305,161)
	Net Assets - 100.0%			$ 512,253,842

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 761,463,322
Gross unrealized appreciation	$ 4,929,624
Gross unrealized depreciation	(131,833,943)
Net unrealized depreciation	$ (126,904,319)

(a) Variable rate security. Rate shown is as of report date.
(b) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) Non-income producing security.
(g) Convertible security.

BlackRock Limited Duration Income Trust

Schedule of Investments May 31, 2009 (Unaudited)

(h) Represents or includes a "to-be-announced" transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.

	Market	Unrealized
Counterparty	Value	Appreciation
Barclays Capital Plc	$ 125,121,502	$ 151,190

(i) All or a portion of security has been pledged as collateral in connection with open swap contracts.
(j) All or a portion of security has been pledged as collateral for futures.
(k) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-
income producing.

(m) Represents the current yield as of report date.
(n) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	69,690,000	$ 99,787

• For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Trust management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease.

• Financial futures contracts purchased as of May 31, 2009 were as follows:

				Expiration	Face	Unrealized
Contracts			Issue	Date	Value	Depreciation
53	5-Year U.S. Treasury Bond			September 2009	$ 6,141,208	$ (21,364)
• Foreign currency exchange contracts as of May 31, 2009 were as follows:
					Settlement	Unrealized
Currency Purchased			Currency Sold	Counterparty	Date	Depreciation
USD	7,987,080	GBP	5,689,500	UBS AG	6/10/09	$ (1,208,389)
USD	18,144,564	EUR	13,322,000	Citibank NA	7/15/09	(681,721)
Total						$ (1,890,110)

• Credit default swaps on traded indexes - buy protection outstanding as of May 31, 2009 were as follows:

	Pay			Notional
	Fixed				Amount	Unrealized
Issuer	Rate	Counterparty	Expiration		(000)	Depreciation
LCDX Index	5.00%	Credit Suisse
		International	June 2014	USD	1,000	$ (13,531)

• Currency Abbreviations:
EUR Euro
GBP British Pound
USD US Dollar

BlackRock Limited Duration Income Trust

Schedule of Investments May 31, 2009 (Unaudited)

• Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$ 69,690,000	-	$ (21,364)
Level 2	466,446,336	$ 73,600	(1,903,641)
Level 3	98,349,067	-	-
Total	$ 634,485,403	$ 73,600	$ (1,925,005)

* Other financial instruments are swaps, futures, options and foreign currency exchange contracts. Swaps, futures and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3)
used in determining fair value:
Investments in
Securities
Balance, as of August 31, 2008	$ 27,082,546
Realized loss	(8,636,430)
Change in unrealized appreciation (depreciation)	5,338,580
Net purchases (sales)	(9,308,916)
Net transfers in Level 3	83,873,287
Balance, as of May 31, 2009	$ 98,349,067

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Limited Duration Income Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: July 15, 2009